Note 2 - Schedule of Cash, Cash Equivalents, and Short Term Investments (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total cash and cash equivalents	€ 21,989	€ 13,578	€ 11,142	€ 6,681
Short-term Investments		1,000
Total cash and cash equivalents, and short term investments	€ 21,989	€ 14,578